Cover	Dec. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
Entity File Number	001-40910
Entity Registrant Name	FOUNDER SPAC
Entity Central Index Key	0001862068
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11752 Lake Potomac Drive
Entity Address, City or Town	Potomac
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20854
City Area Code	(240)
Local Phone Number	418-2649
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	FOUNU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FOUN
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	FOUNW
Security Exchange Name	NASDAQ